BUSINESS OVERVIEW (Details Narrative)						3 Months Ended		6 Months Ended
		Jun. 06, 2026	Mar. 04, 2026 HKD ($)	Nov. 20, 2025 USD ($) shares	Jun. 10, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2026 HKD ($) shares	Mar. 31, 2025 HKD ($)	Aug. 05, 2026 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($) $ / shares shares	Dec. 18, 2025 USD ($) $ / shares shares	Sep. 30, 2025 $ / shares	Sep. 30, 2025 HKD ($) shares
Proceeds from offering								$ 563,200		$ 4,415,490
Share capital | $														$ 500,000
Authorized share capital														500,000,000
Ordinary shares, par value | (per share)						$ 0.24		$ 0.24					$ 0.24	$ 0.001	$ 0.24
Ordinary shares, shares authorized						50,000,000		50,000,000					50,000,000	500,000,000		50,000,000
Common stock, shares authorized unissued														92,194,000
Reverse splits			20 for 1 ratio
Subsequent Event [Member]
Ordinary shares, par value | $ / shares												$ 0.24
Ordinary shares, shares authorized												2,083,333
Reverse splits		12 for 1 ratio
Authorized share capital | $												$ 500,000
JME International Holdings Limited [Member]
Ordinary shares, par value | $ / shares														$ 0.001
Ordinary shares, shares authorized														15,612,000
Number of shares redesignated														10,728,000
Common stock, shares authorized unissued														381,466,000
Common Class A [Member]
Ordinary shares, par value | $ / shares						$ 0.24		$ 0.24						$ 0.001	$ 0.24
Ordinary shares, shares authorized						45,000,000		45,000,000					45,000,000	400,000,000		45,000,000
Authorized share capital						$ 28,194	[1]	$ 28,194	[1]				$ 221,038			$ 145,492
Common Class A [Member] | Subsequent Event [Member]
Ordinary shares, shares authorized												1,666,667
Common Class A [Member] | JME International Holdings Limited [Member]
Ordinary shares, shares authorized														7,806,000
Number of shares redesignated														10,728,000
Common stock, shares authorized unissued														381,466,000
Common Class B [Member]
Ordinary shares, par value | $ / shares						$ 0.24		$ 0.24						$ 0.001
Ordinary shares, shares authorized						5,000,000		5,000,000					5,000,000	100,000,000		5,000,000
Common stock, shares authorized unissued														92,194,000
Authorized share capital						$ 7,816	[1]	$ 7,816	[1]				$ 61,277			$ 61,277	[1]
Common Class B [Member] | Subsequent Event [Member]
Ordinary shares, shares authorized												416,666
Authorized share capital | $												$ 12,000,000
Common Class B [Member] | JME International Holdings Limited [Member]
Ordinary shares, shares authorized														7,806,000
Investor [Member]
Proceeds from offering | $			$ 4,415,490
Sell value | $				$ 18,000,000
Commitment shares				3,127
Common Stock [Member]
Number of IPO issued						37,229
Ordinary shares, par value | $ / shares														$ 0.24
Ordinary shares, shares authorized														2,083,333
Common Stock [Member] | Common Class A [Member]
Number of IPO issued	[2]							37,229		37,229
Commitment shares	[2]							3,127		3,127
Ordinary shares, par value | $ / shares														$ 0.24
Ordinary shares, shares authorized														1,666,667
Common Stock [Member] | Common Class B [Member]
Ordinary shares, par value | $ / shares														$ 0.24
Ordinary shares, shares authorized														416,666
Common Stock [Member] | IPO [Member]
Number of IPO issued					1,750,000
Number of IPO issued | $ / shares					$ 4.00
Proceeds from offering | $					$ 5,200,000

[1]	The share amounts and par value are presented on a retroactive basis, giving effect to the effectiveness of Share Redesignation and Reverse Splits (see Note 1).
[2]	The share amounts and per share data are presented on a retroactive basis, giving effect to the effectiveness of Share Redesignation and Reverse Splits (see Note 1).